Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2021
Trade and other receivables.
Schedule of trade and other receivables

	2021	2020	2019
	$	$	$
Current assets
Trade debtors	56,591	—	—
Other debtors	856,591	151,895	883,522
Prepayments and accrued income	2,379,128	128,695	13,903
Total	3,292,310	280,590	897,425

	2021	2020	2019
	$	$	$
Non-current Assets
Prepayments	5,000,000	—	—

Total	5,000,000	—	—